COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Future Aggregate Minimum Lease Payments Required Under Operating Lease	The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2018:
(in US$ thousands)	Amount
2019	$450
2020	432
2021	72
$954

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements	The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2018.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2019	$—	$200	$200
After 2019	—	—	—
	$—	$200	$200